Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2022 and 2021 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2020	153,205	108,223	14,334	13,081	19,412	360	308,615
Additions	1,064	4,573	363	316	615	110	7,041
Disposals	(1,023)	(1,121)	(1,086)	(6,744)	(1,085)	—	(11,059)
Reclassifications from constr. in progress	—	108	169	32	—	(309)	—
Effect of translation adj.	1,836	341	233	669	1,365	(2)	4,442
Cost as at December 31, 2021	155,082	112,124	14,013	7,354	20,307	159	309,039
Additions	1,167	5,125	429	60	1,614	1,099	9,494
Disposals	(331)	(2,757)	(542)	(144)	(77)	(237)	(4,088)
Impairment loss	—	(37)	(6)	—	—	—	(43)
Reclassifications from constr. in progress	—	14	10	—	—	(24)	—
Effect of translation adj.	1,883	510	81	68	275	15	2,832
Cost as at December 31, 2022	157,801	114,979	13,985	7,338	22,119	1,012	317,234

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2020	(86,163)	(97,716)	(13,772)	(12,700)	(12,958)	—	(223,309)
Depreciation	(3,590)	(2,697)	(320)	(337)	(1,631)	—	(8,575)
Disposals	125	770	1,032	6,746	1,081	—	9,754
Effect of translation adj.	(1,794)	(330)	(174)	(627)	(930)	—	(3,855)
Accumulated depreciation as at December 31, 2021	(91,422)	(99,973)	(13,234)	(6,918)	(14,438)	—	(225,985)
Depreciation	(3,611)	(2,990)	(298)	(244)	(1,642)	—	(8,785)
Disposals	168	2,732	541	60	2	—	3,503
Effect of translation adj.	(1,228)	(339)	(60)	67	24	—	(1,536)
Accumulated depreciation as at December 31, 2022	(96,093)	(100,570)	(13,051)	(7,035)	(16,054)	—	(232,803)

Net book value as at December 31, 2020	67,042	10,507	562	381	6,454	360	85,306
Net book value as at December 31, 2021	63,660	12,151	779	436	5,869	159	83,054
Net book value as at December 31, 2022	61,708	14,409	934	303	6,065	1,012	84,431

Annual rate of depreciation for 2022 and 2021	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Breakdown of Property, Plant and Equipment by Country

The following tables show a breakdown of property, plant and equipment by country.

	31/12/22	31/12/21
Italy	46,610	45,470
Romania	17,952	18,502
United States of America	14,807	13,884
Brazil	3,092	2,753
Europe	957	1,253
China	695	810
Other countries	318	382
Total	84,431	83,054

Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/22	31/12/21
Italian upholstered furniture plant	33,087	34,704
Romanian upholstered furniture plant	19,338	19,627
Brazilian upholstered furniture plant	3,350	2,978
Chinese upholstered furniture plant	2,223	2,215
Others	26,433	23,530
Total	84,431	83,054